UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   May 16,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: 84,771  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     1767   135956 SH       SOLE                   135956
ALLETE INC                     COM              018522300      717    18400 SH       SOLE                    18400
CALPINE CORP                   COM              131347304      450    28337 SH       SOLE                    28337
EDISON INTERNATIONAL           COM              281020107     5093   139188 SH       SOLE                   139188
EL PASO CORP                   COM              28336L109     1379    76617 SH       SOLE                    76617
ENBRIDGE INC                   COM              29250N105     5049    82189 SH       SOLE                    82189
ENERGEN CORP                   COM              29265N108      404     6400 SH       SOLE                     6400
ITC HOLDINGS CORP              COM              465685105     8937   127858 SH       SOLE                   127858
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     2846    74941 SH       SOLE                    74941
NEW JERSEY RESOURCES CORP      COM              646025106     3244    75537 SH       SOLE                    75537
NEXTERA ENERGY INC             COM              65339f101     3380    61323 SH       SOLE                    61323
NORTHEAST UTILITIES            COM              664397106     3729   107770 SH       SOLE                   107770
NV ENERGY INC                  COM              67073Y106     4083   274213 SH       SOLE                   274213
OGE ENERGY CORP                COM              670837103     8244   163055 SH       SOLE                   163055
OTTER TAIL CORP                COM              689648103      575    25317 SH       SOLE                    25317
PIEDMONT NATURAL GAS CO        COM              720186105      454    14972 SH       SOLE                    14972
QEP RESOURCES INC              COM              74733V100     1415    34903 SH       SOLE                    34903
QUESTAR CORP                   COM              748356102     6880   394295 SH       SOLE                   394295
SEMPRA ENERGY                  COM              816851109     2862    53491 SH       SOLE                    53491
SOUTH JERSEY INDUSTRIES        COM              838518108     3719    66452 SH       SOLE                    66452
SOUTHERN CO                    COM              842587107     8476   222400 SH       SOLE                   222400
SOUTHWEST GAS CORP             COM              844895102     1001    25697 SH       SOLE                    25697
SPECTRA ENERGY CORP            COM              847560109     1527    56185 SH       SOLE                    56185
TRANSCANADA CORP               COM              89353D107     2089    51538 SH       SOLE                    51538
UBS E-TRACS MLP     ALERIAN INFRST              902641646     1296    41339 SH       SOLE                    41339
WESTAR ENERGY INC              COM              95709T100     5154   195068 SH       SOLE                   195068

